Condensed Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Condensed Consolidated Statements of Operations and Comprehensive Loss
Net sales	$ 0	$ 0	$ 0	$ 0
Cost of goods sold	0	0	0	0
Gross profit	0	0	0	0
Operating expenses
Selling, general and administrative	1,495	1,430	5,004	3,250
Research and development	1,802	3,273	5,755	7,939
Total operating expenses	3,297	4,703	10,759	11,189
Loss from operations	(3,297)	(4,703)	(10,759)	(11,189)
Interest income	1	31	30	228
Loss before income taxes	(3,296)	(4,672)	(10,729)	(10,961)
Income tax benefit			(730)
Net loss	(3,296)	(4,672)	(9,999)	(10,961)
Basic and diluted loss per share (in dollars per share)	$ (0.42)	$ (0.84)	$ (1.49)	$ (2.09)
Weighted average shares outstanding - basic (in shares)	7,789	5,582	6,727	5,249
Weighted average shares outstanding - diluted (in shares)	7,789	5,582	6,727	5,249
Comprehensive loss	$ (3,296)	$ (4,672)	$ (9,999)	$ (10,961)